SUBSEQUENT EVENTS (Tables)	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SCHEDULE OF LIQUIDATION PREFERENCE

As of September 30, 2025, the liquidation preferences of the preferred stock were as follows:

Series A convertible preferred stock	$6,300,000
Series C convertible preferred stock	$1,344,000
Series D convertible preferred stock	$18,292,188